Segment information - Cash Capital Expenditure by Segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Capital expenditure	$ 5,393	$ 3,748	$ 4,445	$ 9,141	$ 8,424
Investments in joint ventures and associates	406	413	261	819	761
Investments in equity securities	17	15	13	32	25
Cash capital expenditure	5,817	4,175	4,719	9,993	9,211
Third-party
Disclosure of operating segments [line items]
Capital expenditure	5,393	3,748	4,445	9,141	8,424
Investments in joint ventures and associates	406	413	261	819	761
Investments in equity securities	17	15	13	32	25
Cash capital expenditure	5,817	4,175	4,719	9,993	9,211
Third-party | Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	988	943	1,024	1,930	1,882
Investments in joint ventures and associates	209	174	127	383	310
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	1,196	1,116	1,151	2,313	2,192
Third-party | Upstream
Disclosure of operating segments [line items]
Capital expenditure	2,774	1,727	1,769	4,501	3,535
Investments in joint ventures and associates	52	197	60	248	304
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	2,826	1,923	1,829	4,749	3,839
Third-party | Marketing
Disclosure of operating segments [line items]
Capital expenditure	427	252	644	679	1,071
Investments in joint ventures and associates	1	4	0	5	38
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	429	256	644	684	1,109
Third-party | Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	704	451	601	1,155	1,074
Investments in joint ventures and associates	71	7	37	78	63
Investments in equity securities	0	0	0	0	0
Cash capital expenditure	775	458	638	1,233	1,138
Third-party | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	468	358	377	826	797
Investments in joint ventures and associates	72	30	35	102	43
Investments in equity securities	16	14	13	30	22
Cash capital expenditure	555	403	425	958	863
Third-party | Corporate
Disclosure of operating segments [line items]
Capital expenditure	32	17	30	49	64
Investments in joint ventures and associates	1	1	1	3	2
Investments in equity securities	2	0	0	2	3
Cash capital expenditure	$ 36	$ 19	$ 32	$ 54	$ 69